Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents
Cash and cash equivalents consisted of the following:

	At December 31,
	2019	2018
	(€ million)
Cash at banks	€5,166	€4,774
Money market securities	2,293	4,352
Other cash equivalents	7,555	3,324
Total Cash and cash equivalents	€15,014	€12,450